CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Revenues
Premiums	$ 306	[1]	$ (871)	[1]	$ 341
Net investment income	827	[1]	827	[1]	869
Policy and contract charges	2,078	[1]	2,250	[1]	2,094
Other revenues	644	[1]	616	[1]	482
Net realized investment gains (losses)	(100)	[1]	595	[1]	(10)
Total revenues	3,755	[1]	3,417	[1]	3,776
Benefits and expenses
Benefits, claims, losses and settlement expenses	236	[1]	(157)	[1]	1,805
Interest credited to fixed accounts	665	[1]	600	[1]	644
Remeasurement (gains) losses of future policy benefit reserves	1	[1]	(52)	[1]	0
Change in fair value of market risk benefits	311	[1]	(113)	[1]	0
Amortization of deferred acquisition costs	241	[1]	245	[1]	264
Interest and debt expense	108	[1]	105	[1]	5
Other insurance and operating expenses	682	[1]	751	[1]	665
Total benefits and expenses	2,244	[1]	1,379	[1]	3,383
Pretax income (loss)	1,511	[1]	2,038	[1]	393
Income tax provision (benefit)	209	[1]	316	[1]	(45)
Net income	$ 1,302	[2]	$ 1,722	[2]	$ 438

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.
[2]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.